Darin Smith Lead Director and Associate General Counsel (tele no.) (319) 573-2676

1290 Avenue of the Americas

New York, NY 10104

January 12, 2017

VIA EDGAR

Suzanne Hayes

United States Securities and Exchange Commission

Office of Capital Markets Trends

Division of Corporate Finance

Washington, DC 20549-8629

Re:	AXA Equitable Life Insurance Company

Registration Statement on Form S-3

File No. 333-214140

Pre-Effective Amendment No. 1

Dear Ms. Hayes:

AXA Equitable Life Insurance Company (the “Company”) filed the Registration Statement via EDGAR on October 17, 2016 pursuant to the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement was filed to register a second generation funding agreement, which will be named “Escrow Shield Plus 2.0” (the “Contract”) and will be offered on a continuous basis pursuant to Rule 415 under the 1933 Act.

The purpose of this letter is to provide a response to the written comments you provided with respect to the above-referenced filing. For your convenience, I have included those comments below, and followed each comment with the Company’s response.

Cover Page of Registration Statement

1.	Disclosure indicates that each contract has a minimum initial purchase amount of $1 million. Please revise to register a good faith estimate of the maximum amount of securities that you intend to offer and sell pursuant to this registration statement. In this regard, please note that under the Securities Act of 1933 you may not register additional shares by post-effective amendment and a registrant is limited to the maximum aggregate offering amount registered at time of effectiveness as opposed to an indefinite amount as allowed in Section 24(f) of the Investment Company Act of 1940.

RESPONSE: The Company is still in the process of determining the appropriate maximum aggregate offering amount to register. Once that determination is made, the Company will, in another pre-effective amendment, register additional shares.

General

2.	Disclosure indicates that the purchase payment under a funding agreement may be allocated to up to five general escrow tranches and one special escrow tranche. We note that these tranches are a new feature of the product. It appears that the general escrow tranches are distinguished based on maturity and crediting rate, and that claims may be made against the general escrow tranches (applied from earliest-maturing tranche to latest-maturing tranche). It appears that the special escrow tranche has a distinct crediting rate and no maturity date, and that claims may be made against the special escrow tranche. We have the following comments:

•	With a view towards disclosure, please explain the purpose of the tranches and how they could be used, in particular why a purchaser of the product would use the general escrow tranches as compared to the special escrow tranche.

RESPONSE: As you correctly note in your comment, General Escrow Tranches are “distinguished based on maturity and crediting rate” whereas the Special Escrow Tranche has a “distinct crediting rate and no maturity date.” This information is already disclosed in the prospectus.

Pursuant to your comment, there is any number of reasons that a General Escrow Tranche or multiple General Escrow Tranches may be elected. For example, the crediting rate for a General Escrow Tranche will generally be higher than the crediting rate for the Special Escrow Tranche. In these instances, the overall interest credited will also likely be higher if a General Escrow Tranche is used instead of the Special Escrow Tranche. Also, consider an acquisition agreement that requires payments of specific amounts to occur 12 months, 18 months and 24 months after closing. By electing three General Escrow Tranches with expiry dates that correspond to the acquisition agreement payment schedule, not only will the interest credited likely be higher than if the Special Escrow Tranche was elected but the parties will also have a mechanism to provide the tailored payments on the required dates without going through a “claims” process. While the above examples are by no means exhaustive, they clearly illustrate that using one or more General Escrow Tranches instead of the Special Escrow Tranche may be advantageous to certain prospective purchasers of the product.

Conversely, there are instances where the flexibility of not having an expiry date that the Special Escrow Tranche provides might outweigh the potentially higher crediting rate a General Escrow Tranche might provide. For example, a specific amount may be designated to cover an existing litigation matter at the time of an acquisition. As with most litigation, it would be very difficult for the parties to predict the exact date upon which this litigation will be finally resolved. Accordingly, the specific amount can be allocated to the Special Escrow Tranche and continue to accrue interest until the litigation is resolved – in a month, in a year, or in three years – and then the proceeds can be paid without an adjustment or the need to request an extension of an expiry date. If the parties had instead placed the specific amount in a one year General Escrow Tranche along with other deal proceeds and the litigation was resolved two months after purchasing the product, the parties would either have to file a claim to receive the specific amount “early” and potentially be subject to an adjustment or wait an additional ten months to receive the specific amount. Now assume the litigation had instead taken three years to resolve. At the end of the one year, on the General Escrow Tranche’s expiry date the specific amount would pay out with the rest of the deal proceeds in that General Escrow Tranche, unless an extension was requested and granted. An adjustment could also occur in this scenario. Again, while the above examples are not exhaustive, they clearly illustrate that using the Special Escrow Tranche instead of a General Escrow Tranche may be advantageous to certain prospective purchasers of the product.

Other than the information already disclosed in the prospectus about the General Escrow Tranches and the Special Escrow Tranche, which does include differences between the types of Tranches, it is difficult for the Company to identify with any specificity why a particular prospective purchaser would use one or more General Escrow Tranches instead of the Special Escrow Tranche or vice versa. It is also likely that some prospective purchasers, based on their unique facts and circumstances, will want to use one or more General Escrow Tranches in combination with the Special Escrow Tranche. Accordingly, additional disclosure as to why a prospective purchaser might want to use a specific Tranche versus a different Tranche would be highly speculative and might create unnecessary confusion for prospective purchasers that do not fit the newly created speculative disclosure.

•	Disclosure indicates that claims made against the general escrow tranches will not be applied against the special escrow tranche unless explicit instructions are given to do so, and the same for claims made against the special escrow tranche. With a view towards disclosure, please explain why there will be separate claims processes for the general escrow tranches and the special escrow tranche. In this regard, please explain why some claims would be general escrow claims and others special escrow claims.

RESPONSE: The current disclosure clearly describes how the claims process works. However, it is difficult, at best, to speculate why some prospective purchaser would prefer to comingle their claims between Tranches and why other prospective purchasers would prefer not to comingle their claims between Tranches.

For example, if the parties elect to use the Special Escrow Tranche and one or more General Escrow Tranche, they are likely trying to assign certain Purchase Payments to cover certain requirements or contingencies. Moreover, General Escrow Tranches are based on duration and are likely to be used for claims that occur or don’t occur during the specified duration. The Special Escrow Tranche is not based on duration and is likely used to fund a specific contingency without a set duration (e.g., litigation and attorney fees). By arbitrarily mixing claims satisfaction between General Escrow and Special Escrow Tranches, the parties’ intended outcome could be frustrated. For example, if a claim for a portion of the General Escrow Purchase Payments was satisfied with some or all of the Special Escrow Purchase Payments, later when it was time to release the Special Escrow Purchase Payments the full amount necessary to satisfy the contingency that led the parties to establish the Special Escrow Tranche would not be available, and vice versa. Moreover, the General Escrow Purchase Payments and any accrued interest may be payable to a different party or parties than the Special Escrow Purchase Payments and accrued interest.

As you correctly note, the current disclosure clearly sets forth the claims process. If, however, the parties want to use General Escrow Purchase Payments to cover Special Escrow Claims if the Special Escrow Tranche reaches zero, or vice versa, they can choose to do so by providing specific authorization. In other words, the product is designed to allow General Escrow Purchase Payments to cover Special Escrow Claims if the Special Escrow Tranche reaches zero, or vice versa but does not obligate the parties to do so. This is also clearly disclosed. In addition, the current structure, requiring the parties to provide specific instructions, prevents Special Escrow claims from unintentionally depleting General Escrow Purchase Payments or vice versa.

Accordingly, additional disclosure about why a prospective purchaser would make certain claims as General Escrow claims and others as Special Escrow claims would be highly speculative and could confuse prospective purchasers. Therefore, the Company believes that simply explaining the claims process is the most effective disclosure in this regard.

Item 16. Exhibits

3.	Please file a copy of the form of funding agreement and the form of specification application term sheet as soon as practicable. We may have additional comments after reviewing the form of each document.

RESPONSE: A copy of the form of funding agreement and a copy of the form of funding agreement specification application term sheet have been filed herewith.

I trust that the responses provided in this letter address your comments adequately. If you have any questions regarding these responses, please contact the undersigned at 319-355-8330. Thank you very much for your assistance with these filings.

Best regards,

/s/ Darin Smith
Darin Smith

cc:	Andy Schoeffler

Special Counsel

Office of Capital Markets Trends

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104

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